OPERATING LEASES - Summary of maturity of operating leases liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
OPERATING LEASES
2025	$ 1,544
2026	1,088
Total	2,632
Less: imputed interest	(84)
Present value of lease liabilities	$ 2,548	$ 4,219